Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
COMMON STOCKS — 98.0%
ARGENTINA — 2.9%
MercadoLibre, Inc.*	128,626	$62,844,091
AUSTRALIA — 4.3%
Cochlear Ltd.	192,125	21,896,773
CSL Ltd.	200,236	36,297,151
Rio Tinto PLC	799,824	36,665,667
		94,859,591
BELGIUM — 0.8%
Umicore SA	521,999	18,004,418
BRAZIL — 0.5%
Itau Unibanco Holding SA ADR	2,367,490	10,630,030
CANADA — 3.8%
Constellation Software, Inc.	44,961	40,862,658
Fairfax Financial Holdings Ltd.	91,173	27,950,520
Ritchie Bros. Auctioneers, Inc.	445,364	15,222,542
		84,035,720
CHINA — 8.8%
Alibaba Group Holding Ltd. ADR*	310,402	60,366,981
Ping An Healthcare and Technology Co., Ltd.*	3,534,400	32,544,260
Ping An Insurance Group Co. of China Ltd., Class H	2,233,500	21,812,944
Prosus NV*	176,228	12,273,958
Tencent Holdings Ltd.	898,000	44,385,997
Tencent Music Entertainment Group ADR*	2,116,665	21,293,650
		192,677,790
DENMARK — 2.9%
DSV Panalpina A/S	369,815	33,626,932
Novozymes A/S, B Shares	664,980	29,828,879
		63,455,811
FINLAND — 1.8%
Kone Oyj, B Shares	697,906	39,083,274
FRANCE — 4.2%
Danone SA	406,369	26,006,917
Edenred	1,069,565	44,386,424
Legrand SA	335,710	21,412,258
		91,805,599
GERMANY — 8.4%
Continental AG	108,747	7,753,480
Deutsche Boerse AG	406,388	55,831,277
MTU Aero Engines AG	87,622	12,669,879
SAP SE	477,948	53,361,954
Scout24 AG	920,029	54,998,380
		184,614,970
HONG KONG — 4.2%
AIA Group Ltd.	6,408,800	57,388,502

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
Hong Kong Exchanges & Clearing Ltd.	1,167,000	$34,962,515
		92,351,017
INDIA — 1.7%
Housing Development Finance Corp., Ltd.	1,706,099	36,825,032
IRELAND — 4.6%
CRH PLC	934,271	25,351,038
Kingspan Group PLC	726,747	39,189,519
Ryanair Holdings PLC ADR*	666,273	35,372,434
		99,912,991
JAPAN — 11.8%
Denso Corp.	704,900	22,524,708
FANUC Corp.	128,700	17,197,647
Japan Exchange Group, Inc.	2,332,100	40,925,869
Nidec Corp.	705,400	36,352,437
Shimano, Inc.	219,500	31,303,633
SMC Corp.	98,600	41,337,431
Sony Corp.	494,800	29,308,775
Sumitomo Mitsui Trust Holdings, Inc.	666,900	19,160,148
Toyota Tsusho Corp.	908,000	21,210,311
		259,320,959
NETHERLANDS — 5.0%
ASML Holding NV	97,324	25,656,069
Heineken Holding NV	365,539	28,485,924
IMCD NV	280,266	20,111,229
Just Eat Takeaway*	420,428	31,793,998
Just Eat Takeaway*	44,561	3,354,155
		109,401,375
PANAMA — 0.6%
Copa Holdings SA, Class A	295,678	13,391,257
PERU — 0.9%
Credicorp Ltd.	131,083	18,754,045
RUSSIA — 1.2%
Magnit PJSC GDR Reg S	1,127,104	9,942,938
MMC Norilsk Nickel PJSC ADR	704,269	17,444,988
		27,387,926
SINGAPORE — 0.8%
United Overseas Bank Ltd.	1,345,372	18,458,572
SOUTH AFRICA — 1.9%
Discovery Ltd.	3,650,174	15,916,230
Naspers Ltd., N Shares	175,745	24,975,899
		40,892,129
SOUTH KOREA — 3.3%
NAVER Corp.	152,774	21,240,844
Samsung Electronics Co., Ltd.	1,289,322	50,130,797
		71,371,641

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
SPAIN — 4.0%
Amadeus IT Group SA	453,190	$21,331,154
Bankinter SA	3,397,215	12,323,854
Grifols SA	588,431	19,687,382
Grifols SA ADR	417,549	8,409,437
Industria de Diseno Textil SA	1,010,167	26,177,125
		87,928,952
SWEDEN — 2.9%
Atlas Copco AB, B Shares	1,284,359	37,361,160
Epiroc AB, B Shares	2,580,732	25,437,513
		62,798,673
SWITZERLAND — 4.6%
Compagnie Financiere Richemont SA	374,334	20,009,600
Kuehne + Nagel International AG	205,873	28,044,145
Nestle SA	517,720	52,997,855
		101,051,600
TAIWAN — 3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,644,000	77,816,023
UNITED KINGDOM — 7.3%
boohoo Group PLC*	4,460,798	10,492,968
Burberry Group PLC	1,064,033	17,295,539
Experian PLC	1,340,867	37,264,401
Hargreaves Lansdown PLC	1,765,319	29,994,246
Prudential PLC	1,813,155	22,718,504
St James’s Place PLC	1,368,945	12,783,085
Unilever NV	587,859	28,894,044
		159,442,787
UNITED STATES — 1.2%
Spotify Technology SA*	221,770	26,931,749
Total Common Stocks
(cost $1,812,020,330)		2,146,048,022
PREFERRED STOCKS — 0.4%
SPAIN — 0.4%
Grifols SA, B Shares 1.98% (cost $9,578,047)	397,170	7,845,434
TOTAL INVESTMENTS — 98.4%
(cost $1,821,598,377)		$2,153,893,456
Other assets less liabilities — 1.6%		34,728,395
NET ASSETS — 100.0%		$2,188,621,851

*	Non-income producing security.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At March 31, 2020, the net value of these securities was $9,942,938 representing 0.5% of net assets.

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford International Alpha Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$357,657,507	$1,788,390,515	$–	$2,146,048,022
Preferred Stocks**	–	7,845,434	–	7,845,434
Total	$357,657,507	$1,796,235,949	$–	$2,153,893,456

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.